Withdrawing Participants	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Withdawing Participants [Line Items]
Withdrawing Participants	Withdrawing Participants
As of December 31, 2025 and 2024, there were no vested benefits that were allocated to accounts of terminated participants who had elected to withdraw from the Plan but had not been paid.